Long-term bank loan (Details) ¥ in Millions	Jul. 04, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Jul. 04, 2017 USD ($)
Debt Instrument [Line Items]
Working capital loan		$ 640,455
Jianxin Bank of Lishui | Loan agreement
Debt Instrument [Line Items]
Working capital loan	¥ 4.4		$ 640,455
Maturity date	May 15, 2019
Effective interest rate	9.60%		9.60%